Intangible Assets and Other Longer Term Assets	12 Months Ended
Jul. 31, 2019
Changes in intangible assets other than goodwill [abstract]
Intangible Assets and Other Longer Term Assets

10. Intangible Assets and Other Longer Term Assets

	Balance at	Additions from			Balance at
		business
Cost	July 31, 2018	acquisitions	Additions	Adjustments	July 31, 2019
Cultivating and processing license	$2,545	$113,888	$–	$–	$116,433
Brand	–	8,440	–	–	8,440
Software	1,800	12	1,746	–	3,558
Domain names	585	–	–	–	585
Patents	–	–	1,231	–	1,231
Other longer term assets and capitalized	312	–	–	(312)	–
transaction costs
	$5,242	$122,340	$2,977	$(312)	$130,247

	Balance at	Additions from			Balance at
		business
Accumulated amortization	July 31, 2018	acquisitions	Amortization	Adjustments	July 31, 2019
Cultivating and processing license	$403	$–	$1,198	$–	$1,601
Software	786	–	483	–	1,269
Domain name	9	–	57	–	66
Patents	–	–	29	–	29
	$1,198	$–	$1,767	$–	$2,965

	Balance at	Additions from			Balance at
		business	Net Additions /
Net Carrying Value	July 31, 2018	acquisitions	(Deductions)	Adjustments	July 31, 2019
Cultivating and processing license	$2,142	$113,888	$(1,198)	$–	$114,832
Brand	–	8,440	–	–	8,440
Software	1,014	12	1,263	–	2,289
Domain names	576	–	(57)	–	519
Patents	–	–	1,202	–	1,202
Other longer term assets and capitalized	312	–	–	(312)	–
transaction costs
	$4,044	$122,340	$1,210	$(312)	$127,282

Software includes $121 relating to managerial software (July 31, 2018 - $258) not yet available for use. Accordingly, no amortization has been taken during the year ended July 31, 2019 on these inactive assets. As at July 31, 2019, there was $422 (July 31, 2018 – $266) of intangible assets in accounts payable and accrued liabilities. The adjustment represents $212 of capitalized transaction costs being allocated to the Truss investment in associate (Note 19a) and $100 other longer term investment has been reclassified to long term investments.

Research and development expenses in the period amounted to $2,822 (July 31, 2018 - $Nil).

	Balance at		Disposals/	Balance at
Cost	July 31, 2017	Additions	adjustments	July 31, 2018
Cultivating and processing license	$2,545	$–	$–	$2,545
Software	651	1,149	–	1,800
Domain names	–	585	–	585
Other longer term assets and capitalized	–	312	–	312
transaction costs
	$3,196	$2,046	$–	$5,242

	Balance at		Disposals/	Balance at
Accumulated amortization	July 31, 2017	Amortization	adjustments	July 31, 2018
Cultivating and processing license	$277	$126	$–	$403
Software	156	630	–	786
Domain name	–	9	–	9
	$433	$765	$–	$1,198

Net Carrying Value	Balance at July 31, 2017	Net Additions / (Deductions)	Disposals/ adjustments	Balance at July 31, 2018
Cultivating and processing license	$2,268	$(126)	$–	$2,142
Software	495	519	–	1,014
Domain names	–	576	–	576
Other longer term assets and capitalized	–	312	–	312
transaction costs
	$2,763	$1,281	$–	$4,044

During the fiscal year ended July 31, 2018, the Company conducted a review of its intangible assets, which resulted in changes in the expected usage of its software. Certain assets, which management previously intended to use for 5 years from the date of purchase were replaced during the fiscal year as well as September 2018. As a result, the expected useful lives of these assets decreased. The effect of these changes on actual and expected depreciation expense, in current and future years respectively is as follows.

	2019	2020	2021	2022		Later
(Decrease) increase in amortization expense	$(87)	$(119)	$(100)	$(3)	$	Nil